UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: May 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2009	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 72.1%

CONSUMER DISCRETIONARY - 11.8%
5,373	Audiovox Corp., Class A (a)	31,271
27,417	Coinstar, Inc. (a)	812,092
39,443	Discovery Communications, Inc., Class A (a)	885,495
49,760	John Wiley & Sons, Inc., Class A	1,572,914
33,863	Las Vegas Sands Corp. (a)	335,582
26,352	Limited Brands, Inc.	329,663
80,767	Lincoln Educational Services Corp. (a)	1,489,343
37,771	Live Nation, Inc. (a)	216,050
17,442	Newell Rubbermaid, Inc.	200,757
26,040	Ticketmaster Entertainment, Inc. (a)	202,591

		6,075,758

CONSUMER STAPLES - 4.1%
8,779	Dr Pepper Snapple Group, Inc. (a)	190,768
108,159	Fresh Del Monte Produce, Inc. (a)	1,918,741

		2,109,509

ENERGY - 2.7%
9,903	Atlas Energy Resources, LLC	207,270
27,764	XTO Energy, Inc.	1,187,466

		1,394,736

FINANCIAL - 10.9%
12,080	Aspen Insurance Holdings, Ltd.	278,927
1,318	Avatar Holdings, Inc. (a)	23,289
491	CME Group, Inc.	157,925
1,811	Everest Re Group, Ltd.	125,376
59,657	Hatteras Financial Corp.	1,486,652
4,891	IntercontinentalExchange, Inc. (a)	527,201
164,267	MI Developments, Inc., Class A	1,310,851
35,266	Odyssey Re Holdings Corp.	1,418,046
10,000	Platinum Underwriters Holdings, Ltd.	288,300

		5,616,567

HEALTHCARE - 7.7%
72,844	CVS Caremark Corp.	2,170,751
20,414	HEALTHSOUTH Corp. (a)	241,702
116,230	Mylan, Inc. (a)	1,535,398

		3,947,851

INDUSTRIALS - 3.4%
26,665	CSX, Corp.	846,880
10,448	FTI Consulting, Inc. (a)	522,400
14,927	Hudson Highland Group, Inc. (a)	29,257
60,793	Republic Airways Holdings, Inc. (a)	356,247

		1,754,784

INFORMATION TECHNOLOGY - 17.3%
7,833	Adaptec, Inc. (a)	21,306
117,752	ANADIGICS, Inc. (a)	461,588
8,919	Apple, Inc. (a)	1,211,289
28,563	Electronic Arts, Inc. (a)	656,663
17,553	Equinix, Inc (a)	1,305,943
63,038	FormFactor, Inc. (a)	1,144,140
3,663	InfoSpace, Inc. (a)	25,641
12,766	MasterCard, Inc., Class A	2,251,029
19,678	Opnext, Inc. (a)	48,998
40,690	QUALCOMM, Inc.	1,773,677

		8,900,274

MATERIALS - 1.5%
13,100	Crown Holdings, Inc. (a)	307,850
6,058	Monsanto Co.	497,665

		805,515

TELECOMMUNICATION SERVICES - 12.7%
9,622	CenturyTel, Inc.	296,839
101,249	EchoStar Corp., Class A (a)	1,623,021
261,201	ICO Global Communications Holdings, Ltd. (a)	169,781
35,948	Liberty Media Corp., Class A (a)	868,504
41,319	NeuStar, Inc., Class A (a)	828,446
69,094	SBA Communications Corp., Class A (a)	1,766,734
115,875	Windstream Corp.	974,509

		6,527,834

	Total Common Stocks (Cost $36,578,700)	37,132,828

Total Investments - 72.1%		37,132,828

(Cost of $36,578,700) (c)

Other Assets & Liabilities, Net - 27.9%		$14,336,639

Net Assets - 100.0%		$51,469,467

$25,421,548 in cash was segregated or on deposit with the brokers to cover investments sold short outstanding as of May 31, 2009 and is included in “Other Assets & Liabilities, Net”:

Short Sales - 35.2%

CONSUMER DISCRETIONARY - 6.8%
7,744	Apollo Group, Inc., Class A (b)	457,670
10,187	Buffalo Wild Wings, Inc. (b)	361,638
26,239	California Pizza Kitchen, Inc. (b)	366,034
58,377	CarMax, Inc. (b)	654,406
12,581	Hanesbrands, Inc. (b)	212,619
5,847	ITT Educational Services, Inc. (b)	536,696
8,079	Panera Bread Co., Class A (b)	430,126
5,227	Pre-Paid Legal Services, Inc. (b)	221,416
13,168	Thor Industries, Inc.	264,809

		3,505,414

ENERGY - 1.7%
16,310	CARBO Ceramics, Inc.	616,844
5,713	World Fuel Services Corp.	242,460

		859,304

FINANCIAL - 0.5%
5,769	Stifel Financial Corp. (b)	251,182

See accompanying Notes to Investment Portfolio.

1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2009	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

HEALTHCARE - 1.7%
3,098	Becton, Dickinson and Co.	209,673
5,980	Express Scripts, Inc. (b)	383,019
10,011	Walgreen Co.	298,228

		890,920

INDUSTRIALS - 9.4%
5,170	Apogee Enterprises, Inc.	63,694
35,785	Arkansas Best Corp.	1,005,916
10,145	Franklin Electric Co., Inc.	241,248
8,414	Granite Construction, Inc.	307,532
14,180	Iron Mountain, Inc. (b)	386,405
13,845	Kaydon Corp.	476,268
21,056	L.B. Foster Co., Class A (b)	613,993
30,982	Old Dominion Freight Line, Inc. (b)	912,420
9,755	Pitney Bowes, Inc.	223,194
10,858	Rockwell Automation, Inc.	333,232
16,188	Timken Co./The	273,739

		4,837,641

INFORMATION TECHNOLOGY - 6.6%
11,489	Advent Software, Inc. (b)	352,598
28,894	Global Payments, Inc.	1,039,028
21,294	Powershares QQQ, ETF	755,085
47,589	Semiconductor HOLDRs Trust, ETF	1,002,224
15,092	Technology Select Sector SPDR Fund, ETF	266,374

		3,415,309

MATERIALS - 1.1%
15,768	Scotts Miracle-Gro Co., Class A	540,842

OTHER - 5.0%
17,059	iShares Russell 2000 Index Fund, ETF	857,556
18,606	SPDR Trust Series 1, ETF	1,719,381

		2,576,937

TELECOMMUNICATION SERVICES - 2.4%
35,948	DIRECTV Group, Inc./The (b)	808,830
25,690	DISH Network Corp., Class A (b)	421,316

		1,230,146

Total Investments sold short (Proceeds $17,120,394)		$18,107,695

(a)	Non-income producing security.

(b)	No dividend payable on security sold short.

(c)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$1,961,351
Gross Unrealized depreciation	(2,394,524)

Net Unrealized depreciation	$(433,173)

(d)	Transactions in written options for the six months ended May 31, 2009 were as follows:

	Number of
	Contracts	Premium
Outstanding, August 31, 2008	—	$—
Call Options Written	950	119,903
Put Options Written	1,885	100,201
Call Options Closed	(950)	(119,903)
Put Options Closed	(1,885)	(100,201)

Outstanding, May 31, 2009	—	$—

SPDR	Standard & Poor’s Depositary Receipts

ETF	Exchange Traded Fund
See accompanying Notes to Investment Portfolio.

2

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2009	Highland Healthcare Fund

Shares		Value ($)
Common Stocks - 92.0%

HEALTHCARE - 92.0%
Medical Equipment - 67.6%
1,068,076	Genesys, Ltd. (a)(b)(c)	1,324,414

Pharmaceuticals - 24.4%
10,293	Teva Pharmaceutical Industries, Ltd., SP ADR	477,184

	Total Common Stocks (Cost $1,515,093)	1,801,598

Total Investments - 92.0%		1,801,598

(Cost of $1,515,093) (d)

Other Assets & Liabilities, Net - 8.0%		156,878

Net Assets - 100.0%		1,958,476

(a)	Non-income producing security.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,324,414, or 67.6% of net assets, were valued under fair value procedures as of May 31, 2009.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets totaling a market value of $1,324,414, or 67.6% of net assets, were affiliated with the Fund as of May 31, 2009. Market value for affiliated issuers at fiscal year ended August 31, 2008 was $1,068,076.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$286,505
Gross Unrealized depreciation	—

Net Unrealized depreciation	$286,505

SP ADR Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

1

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of May 31, 2009
Security Valuation:
In computing the Highland Long/Short Equity Fund (formerly known as Highland Equity Opportunities Fund) and the Highland Healthcare Fund ( the “Funds’”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Funds’ loan and bond positions, if applicable, are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), such securities are valued at their fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in accordance with procedures approved by the Board instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
FAS 157
The Funds have adopted FAS 157 as of September 1, 2008. The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset value. However, the adoption of FAS 157 does require the Funds to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Funds’ periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of May 31, 2009 is as follows:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of May 31, 2009

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Long/Short Equity Fund
Assets:
Investments in Securities	$37,132,828	$—	$—

Total Assets	$37,132,828	$—	$—

Liabilities:
Short Sales	$18,107,695	$—	$—
Written Options	$—	$—	—

Total Liabilities	$18,107,695	$—	$—

Healthcare Fund
Assets:
Investments in Securities	$477,184	$—	$1,324,414

Total Assets	$477,184	$—	$1,324,414

The table below set forth a summary of changes in the Highland Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2008 and at May 31, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$1,068,076
Net change in amortization/(accretion) of premium/(discount)	—
Net change in realized gains/(losses)	—
Net change in FX gains/(losses)	—
Net change in unrealized gains/(losses)	256,338
Net purchases and sales	—
Balance as of May 31, 2009	$1,324,414
$256,338 of net unrealized gains presented in the table above relate to investments that are still held as a Level 3 security at May 31, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.
New Accounting Pronouncements
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.
In April 2009, FASB Staff Position No. 157-4 – Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-inclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of May 31, 2009
compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurements. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. At this time, Management is evaluating the impact of FSP 157-4 on the Fund’s financial statements.
Statement of Financial Accounting Standards No. 165, “Subsequent Events” is effective with interim or annual financial periods ending after June 15, 2009. One of the primary objectives of this new Statement is to introduce the concept of the financial statements being available to be issued as a measurement date for evaluating subsequent events. This concept would pertain more to private companies. Entities that have an expectation of widely distributing its financial statements to shareholders, including public entities (RICs), shall evaluate subsequent events through the date that the financial statements are issued.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Funds I

By (Signature and Title)*		/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	7/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date	7/28/09

By (Signature and Title)*		/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary (principal financial officer)

Date	7/28/09

*	Print the name and title of each signing officer under his or her signature.